CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues	¥ 6,561,747	$ 1,029,681	¥ 7,124,744	¥ 2,114,855
Cost of revenues (including share-based compensation expenses of RMB16,504, RMB66,422 and RMB118,145 for the years ended December 31, 2019, 2020 and 2021, respectively)	(2,397,604)	(376,236)	(1,762,548)	(535,912)
Gross profit	4,164,143	653,445	5,362,196	1,578,943
Operating expenses:
Selling expenses (including share-based compensation expenses of RMB5,606, RMB18,039 and RMB44,402 for the years ended December 31, 2019, 2020 and 2021, respectively)	(5,129,267)	(804,894)	(5,816,214)	(1,040,906)
Research and development expenses (including share-based compensation expenses of RMB16,357, RMB94,952 and RMB130,620 for the years ended December 31, 2019, 2020 and 2021, respectively)	(1,252,877)	(196,604)	(734,450)	(212,197)
General and administrative expenses (including share-based compensation expenses of RMB21,770, RMB59,033 and RMB52,092 for the years ended December 31, 2019, 2020 and 2021, respectively)	(720,253)	(113,023)	(566,565)	(110,106)
Impairment loss on long-lived assets	(52,544)	(8,245)	0	0
Impairment loss on goodwill	(43,300)	(6,795)	0	0
Disposal loss on assets	(146,245)	(22,949)	0	0
Total operating expenses	(7,344,486)	(1,152,510)	(7,117,229)	(1,363,209)
Income (loss) from operations	(3,180,343)	(499,065)	(1,755,033)	215,734
Interest income	31,460	4,937	3,372	8,861
Realized gains from investments	65,763	10,320	70,403	11,395
Other income	49,469	7,763	269,657	6,462
Other expenses	(28,563)	(4,482)	(16,011)	(213)
Income (loss) before provision for income tax and share of results of equity investees	(3,062,214)	(480,527)	(1,427,612)	242,239
Income tax (expenses) benefits	(40,949)	(6,426)	34,619	(16,957)
Share of results of equity investees	(302)	(47)	63	1,348
Net income (loss)	(3,103,465)	(487,000)	(1,392,930)	226,630
Less: Series A convertible redeemable preferred shares redemption value accretion	0	0	0	16,772
Less: Undistributed earnings allocated to the participating preferred shares	0	0	0	21,698
Net income (loss) attributable to Gaotu Techedu Inc.'s ordinary shareholders	¥ (3,103,465)	$ (487,000)	¥ (1,392,930)	¥ 188,160
Net income (loss) per ordinary share
Basic | (per share)	¥ (18.17)	$ (2.85)	¥ (8.72)	¥ 1.42
Diluted | (per share)	¥ (18.17)	$ (2.85)	¥ (8.72)	¥ 1.35
Weighted average shares used in net income (loss) per share
Basic	170,790,979	170,790,979	159,725,779	132,400,941
Diluted	170,790,979	170,790,979	159,725,779	139,477,898
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Net income (loss) per ordinary share
Basic | (per share)	¥ (12.11)	$ (1.90)	¥ (5.81)	¥ 0.95
Diluted | (per share)	¥ (12.11)	$ (1.90)	¥ (5.81)	¥ 0.90